Expense Example {- Semiconductors Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-24 - Semiconductors Portfolio - Semiconductors Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847